Equity - Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Equity [Abstract]
Shares repurchased	6,395,866	8,008,926	441,118
Average price per share	$ 71.20	$ 86.54	$ 56.67